UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-3493

                         American Federation of Labor -
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

             1717 K Street, N.W., Suite 707, Washington, D.C. 20036
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                      Swidler Berlin Shereff Friedman, LLP
             3000 K Street, N.W., Suite 300, Washington, D.C., 20007
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

A copy of the 2004 Semi-annual Report (the "Report") of the AFL-CIO Housing Investment Trust (the "Trust") transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the "Act"), is included herewith.

SEMI-ANNUAL
  REPORT

                                     [LOGO]

                                    AFL-CIO
                            HOUSING INVESTMENT TRUST

                                                                   JUNE 30, 2004

                                                  2004 Semi-Annual Report [LOGO]

                             REPORT TO PARTICIPANTS

The AFL-CIO Housing Investment Trust (HIT or the Trust) achieved a total net return of 0.19% for the first six months of 2004. The HIT outperformed its industry benchmark, the Lehman Brothers Aggregate Bond Index (Lehman Aggregate), by 4 basis points for the period.

At June 30, the HIT had $3.59 billion in total net assets under management for 421 participants. Investments from participants totaled $135.6 million during the period, of which $63.9 million were new investments and $71.7 million were dividends reinvested by participants.

                         GENERATING COMPETITIVE RETURNS

The first half of 2004 was a challenging period for the fixed-income sector as the market anticipated rising short-term interest rates and the end of accommodative monetary policy. Interest rates rose across the board. The HIT executed a portfolio management strategy emphasizing its specialization in the Agency-insured multifamily mortgage-backed securities (MBS) sector and its application of prudent risk management policies. The HIT portfolio continued to generate

--------------------------------------------------------------------------------

                      Comparison of $50,000 Investment in
                          HIT and Lehman Aggregate (1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                         ($ Thousands)
                                         -------------
AFL-CIO Housing Investment Trust            $106,210

Lehman Brothers Aggregate Bond Index (2)    $101,970

                      Average Annual Total Return (%) (1)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                            YTD      1 Year   3 Years   5 Years  10 Years
-----------------------------------------------------------------------------------------
AFL-CIO Housing Investment Trust            0.19     -0.03      6.70      7.15     7.82

Lehman Brothers Aggregate Bond Index (2)    0.15      0.32      6.36      6.95     7.39

(1) Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that a participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.aflcio-hit.com.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index. It is not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

      Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. The prospectus should be read carefully before investing.

[LOGO] AFL-CIO Housing Investment Trust

competitive returns relative to the Lehman Aggregate while reflecting better credit risk and similar interest rate risk. During the first six months of the year, over 98% of the portfolio had a Government or Agency credit quality.

The HIT managed the duration of the portfolio slightly short of the Lehman Aggregate. This enabled the Trust to reduce the negative impact of rising interest rates consistent with its policy of maintaining duration within a range of plus or minus six months of the Lehman Aggregate. The emphasis on Agency-insured multifamily MBS provided prepayment protection while capturing additional yield spreads over other Government or Agency bonds without taking additional credit risk.

The "Portfolio Distribution" chart presents a profile of the HIT's holdings at June 30, 2004.

                          Portfolio Distribution (%)*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash and Short-term Investments                                  1.9%

Single Family Mortgage-backed Securities                        27.3%

State Housing Finance Agency Securities                          0.2%

Multifamily Permanent Mortgage-backed Securities                44.8%

Multifamily Construction Mortgage-backed Securities             10.7%

Construction and Permanent Mortgages                             0.3%

U.S. Treasury and Government-sponsored Entities                 14.8%

*     Includes funded and unfunded commitments.

                               MULTIFAMILY HOUSING

The HIT issued commitments of $109.4 million for multifamily investments in nine projects in the first two quarters of 2004, an increase of 17% over the funds committed in the comparable period a year earlier. This financing will create over 860 units of housing and provide for the construction of a Ginnie Mae-insured hospital and clinic. Sixty percent of the housing units will be affordable to low- or moderate-income households. The total development costs of these projects will exceed $190 million. Representative projects are described briefly below.

Grand Itasca Clinic and Hospital: With a commitment of $42.1 million, the HIT is helping to finance a $59 million, 64-bed hospital and outpatient care facility to serve the community of Grand Rapids, Minnesota. The 182,000 square foot, state-of-the-art facility will replace an older hospital and rehabilitation clinic. The existing collective bargaining agreements between the hospital and the hospital workers will remain in place. The four unions representing these workers are the United Food and Commercial Workers; American Federation of State, County and Municipal Employees; United Steelworkers of America; and Minnesota Nurses Association.

                                                Grand Itasca Clinic and Hospital
                                                                Grand Rapids, MN

                                                                         [PHOTO]

                                                  2004 Semi-Annual Report [LOGO]

Focus on Mixed-Income Senior Housing: Three projects representing $19 million in HIT financing will create 317 units of mixed-income housing for independent seniors. These senior housing projects, with total development costs of more than $44 million, are the North Center Senior Apartments and Roosevelt Towers (Phase I) in Chicago and the Blaine Town Square Senior Housing development outside Minneapolis/St. Paul.

[PHOTO]

Blaine Town Square Blaine, MN

[PHOTO]

North Center Senior Apartments Chicago, IL

Heritage Park III: A $3.9 million commitment from the HIT is helping to finance the $19.9 million third phase of Heritage Park, a $225 million development of mixed-income housing currently under construction in Minneapolis. This phase will consist of a 17-building apartment complex offering 95 units of housing to people of various income levels. Heritage Park is designed as an affordable urban neighborhood close to the downtown Minneapolis business district.

                                 HOMEOWNERSHIP

The nationwide HIT HOME homeownership program, carried out in cooperation with Countrywide Home Loans and Fannie Mae, originated more than 1,500 mortgage loans for union members and municipal employees during this six-month period, with total loan volume of $227.9 million.

Year-to-date production brought the program's cumulative results to more than 7,000 mortgage loans for working persons, with a loan volume of $994.7 million, since HIT HOME began operation in 2000.

The program's strategy of focusing on new purchase loans proved successful in the first six months of 2004. During this period more than 50% of the HIT HOME loan volume was for home purchases.

[LOGO] AFL-CIO Housing Investment Trust

                           2004 PARTICIPANTS MEETING

The 2004 Annual Meeting of Participants was held in Washington, D.C., on Thursday, June 10, 2004. The following matters were put to a vote of participants at the meeting through the solicitation of proxies:

Richard Ravitch was reelected to chair the Board of Trustees by a vote of 2,257,437.406 for, none against, 117,266.388 abstentions and 831,229.425 votes not cast.

Tony Stanley was reelected to the Board of Trustees for a three-year term by a vote of 2,261,279.679 for, none against, 113,424.114 abstentions and 831,229.425 votes not cast. John J. Sweeney was reelected to the Board of Trustees for a three-year term by a vote of 2,255,351.997 for, 184.607 against, 119,167.189 abstentions and 831,229.425 votes not cast. Frank Hurt was reelected to the Board of Trustees for a three-year term by a vote of 2,261,279.679 for, none against, 113,424.114 abstentions and 831,229.425 votes not cast. The following Trustees were not up for election and their terms of office continued after the date of the Annual Meeting: Linda Chavez-Thompson, John J. Flynn, Stephen Frank, George Latimer, Jeremiah O'Connor, Marlyn J. Spear, Andrew Stern, Edward C. Sullivan and Richard L. Trumka. Trustee Patricia Wiegert's term expired in 2004 and she did not seek reelection.

Ernst & Young LLP was ratified as the HIT's Independent Auditor by a vote of 2,261,517.659 for, none against, 113,186.135 abstentions and 831,229.425 votes not cast.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Beginning in November 2004, the Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on new Form N-Q. The Trust's Forms N-Q will thereafter be available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information relating to the hours and operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330). Participants may also obtain copies of the Trust's Forms N-Q, without charge, upon request, by calling the Trust collect at 202-331-8055.

                              PROXY VOTING RECORD

The Trust invests exclusively in non-voting securities and has not deemed it necessary to adopt policies and procedures for the voting of portfolio securities. During the most recent twelve-month period ended June 30, the Trust held no voting securities in its portfolio and has reported this information in its most recent filing with the SEC on new Form N-PX.

The Trust's proxy voting report on Form N-PX for the most recent twelve-month period ended June 30, 2004, is available on the SEC's website at www.sec.gov. Participants may also obtain a copy of the Trust's report on Form N-PX, without charge, upon request, by calling the Trust collect at 202-331-8055.

                                                  2004 Semi-Annual Report [LOGO]

                                EXPENSE EXAMPLE

Participants of the Trust incur ongoing expenses related to the management and distribution activities of the Trust, as well as certain other expenses. This Example is intended to help participants understand the ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $50,000 invested at the beginning of the period, January 1, 2004, and held for the entire period ending June 30, 2004.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. Participants may use the information in this line, together with the amount they invested, to estimate the expenses that they paid over the period. Simply divide the account value by $50,000 (for example, an $800,000 account value divided by $50,000 = 16), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses paid on a particular account during this period.

Hypothetical Expenses (for Comparison Purposes Only): The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a participant paid for the period. Participants may use this information to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the Trust charges no transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Expense Example Table

                                  Beginning              Ending             Expenses Paid
                                Account Value         Account Value       During the Period
                               January 1, 2004        June 30, 2004      Ended June 30, 2004
--------------------------------------------------------------------------------------------
Actual Expenses                     $50,000              $50,093                 $95
--------------------------------------------------------------------------------------------
Hypothetical Expenses (1)
(5% return before expenses)         $50,000              $51,139                 $96

(1) Expenses are equal to the Trust's annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[LOGO] AFL-CIO Housing Investment Trust

                                    Trustees

Richard Ravitch, Chairman*
Principal, Ravitch, Rice & Co. LLC

John J. Sweeney*
President, AFL-CIO

Richard L. Trumka
Secretary-Treasurer, AFL-CIO

Linda Chavez-Thompson
Executive Vice President, AFL-CIO

John J. Flynn
President, International Union of Bricklayers and Allied Craftworkers

Stephen Frank
Independent Consultant; formerly Vice
President and Chief Financial Officer, The Small
Business Funding Corporation

Frank Hurt
President, Bakery, Confectionery & Tobacco
Workers and Grain Millers International Union

George Latimer
Distinguished Visiting Professor of Urban
Studies, Macalester College

Jeremiah O'Connor
International Secretary-Treasurer, International
Brotherhood of Electrical Workers

Marlyn J. Spear,
CFA Chief Investment Officer, Building Trades
United Pension Trust Fund, Milwaukee

Tony Stanley*
Executive Vice President and Director,
TransCon Builders, Inc. (retired)

Andrew Stern
President, Service Employees International
Union, AFL-CIO

Edward C. Sullivan
President, Building and Construction Trades
Department, AFL-CIO

*     Executive Committee member.

                                   Leadership

Stephen Coyle, Chief Executive Officer

Michael M. Arnold, Senior Executive Vice
President - Marketing, Investor and Labor
Relations

Helen R. Kanovsky, Chief Operating Officer

Erica Khatchadourian, Chief Financial Officer

John Hanley, Executive Vice President -
Portfolio Management and Investments

Chang Suh, Chief Portfolio Manager

Mary C. Moynihan, General Counsel

Stephanie H. Wiggins, Chief Investment Officer -
Multifamily Finance

Marcie Cohen, Senior Vice President

Mara C. Riggins, Controller

Nicholas C. Milano, Associate General Counsel and Chief Compliance Officer

Carol Nixon, Director of New York City Office

Aaron Prince, Director of Western Regional Office

--------------------------------------------------------------------------------

Corporate Counsel
Swidler Berlin Shereff Friedman, LLP,
Washington, DC

Securities Counsel
Wilmer Cutler Pickering Hale and Dorr LLP,
Washington, DC

Independent Auditor
Ernst & Young LLP, Philadelphia, PA

Investment Adviser
Wellington Management Company, LLP,
Boston, MA

Transfer Agent
PFPC Inc., Wilmington, DE

Custodian
PFPC Trust Company, Philadelphia, PA

                              FINANCIAL STATEMENTS

                                  June 30, 2004
                                   (Unaudited)

            American Federation of Labor and Congress of Industrial
                     Organizations Housing Investment Trust

[LOGO] AFL-CIO Housing Investment Trust

Statement of Assets and Liabilities

June 30, 2004 (Dollars in thousands, unless otherwise noted; unaudited)

Assets          Investments, at fair value (amortized cost $3,499,481)*                $  3,552,659
                Cash                                                                         10,401
                Accrued interest receivable                                                  18,168
                Receivables for investments sold                                             63,486
                Accounts receivable                                                             146
                Prepaid expenses and other assets                                             2,470
---------------------------------------------------------------------------------------------------
                Total Assets                                                              3,647,330
---------------------------------------------------------------------------------------------------

Liabilities     Accounts payable and accrued expenses                                         1,747
                Payables for investments purchased                                           48,733
                Redemptions payable                                                           1,100
                Refundable deposits                                                             850
                Income distribution payable, net of dividends reinvested of $11,614           1,308
---------------------------------------------------------------------------------------------------
                Total Liabilities                                                            53,738
---------------------------------------------------------------------------------------------------

                Net Assets Applicable to Participants' Equity --
                Certificates of Participation -- Authorized Unlimited;
                Outstanding 3,258,519 Units                                            $  3,593,592

===================================================================================================
Net Asset Value Per Unit of Participation (in dollars)                                 $   1,102.83
===================================================================================================

Participants' Equity

Participants' equity consisted of the following:

                Amount invested and reinvested by current participants                 $  3,539,819
                Net unrealized appreciation of investments                                   53,178
                Undistributed net investment income                                             307
                Undistributed net realized gain on investments                                  288
===================================================================================================
                Total Participants' Equity                                             $  3,593,592
===================================================================================================

*     The cost for Federal tax purposes approximates book cost.

      See accompanying notes to financial statements.

                                                  2004 Semi-Annual Report [LOGO]

Schedule of Portfolio Investments

June 30, 2004 (Dollars in thousands; unaudited)

FHA Permanent Securities (5.1% of net assets)

                       Interest                                      Face         Amortized
                         Rate             Maturity Dates            Amount           Cost            Value
=============================================================================================================
Single Family            7.75%            Jul-2021-Aug-2021      $       166      $      166      $       166
                         8.00%                     Jul-2021               81              81               81
                        10.31%                     Feb-2016               62              62               62
-------------------------------------------------------------------------------------------------------------
                                                                         309             309              309
-------------------------------------------------------------------------------------------------------------
Multifamily*             5.25%                     Mar-2024            5,536           5,578            5,442
                         5.60%                     Jun-2038            2,956           2,963            2,995
                         5.62%                     Jun-2014              900             900              917
                         5.65%                     Oct-2038            2,262           2,343            2,273
                         5.87%                     Jun-2044            2,000           2,000            2,034
                         6.66%                     May-2040            5,856           5,863            6,236
                         6.70%                     Dec-2042            6,102           6,107            6,573
                         6.75%            Jul-2036-Jul-2040           10,036           9,847           10,640
                         6.88%                     Apr-2031           29,549          29,230           31,980
                         7.00%                     Jun-2039            6,139           6,189            6,633
                         7.05%                     Jul-2043            5,397           5,397            5,923
                         7.07%                     Sep-2039            8,183           8,183            8,613
                         7.13%                     Mar-2040            8,021           8,000            8,840
                         7.17%                     Feb-2040            4,818           4,822            5,078
                         7.20%            Nov-2033-Oct-2039           10,309          10,321           11,414
                         7.50%                     Sep-2032            1,672           1,677            1,897
                         7.70%                     Oct-2039           12,280          12,228           13,580
                         7.75%                     Oct-2038            1,416           1,410            1,550
                         7.88%            Nov-2036-Jul-2038            9,216           9,220            9,867
                         7.93%                     Apr-2042            2,928           2,928            3,399
                         8.00%                     Sep-2034            3,856           3,856            3,879
                         8.25%                     Nov-2036            3,530           3,535            3,618
                         8.27%                     Jul-2042            2,558           2,558            2,960
                         8.38%                     Feb-2007              476             494              503
                         8.40%                     Apr-2012              913             913              919
                         8.75%            Jul-2036-Aug-2036           12,003          11,966           12,641
                         8.80%                     Oct-2032            5,453           5,453            5,453
                         8.88%                     May-2036            2,436           2,403            2,502
                         9.50%                     Jul-2027              362             365              393
                        10.00%                     Mar-2031            5,665           5,665            5,718
-------------------------------------------------------------------------------------------------------------
                                                                 $   172,828      $  172,414      $   184,470
-------------------------------------------------------------------------------------------------------------
Total FHA Permanent Securities:                                  $   173,137      $  172,723      $   184,779
=============================================================================================================

* Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees. Refer to Note 1 of the financial statements for further information.

      See accompanying notes to the financial statements.

[LOGO] AFL-CIO Housing Investment Trust

Schedule of Portfolio Investments

June 30, 2004 (Dollars in thousands; unaudited)

FHA Construction Securities and Commitments (0.2% of net assets)

                        Interest Rates (1)                              Commitment      Face      Amortized
                     Permanent    Construction    Maturity Date (2)        Amount      Amount        Cost        Value
=======================================================================================================================
Multifamily (3)
                       6.02%          6.02%           Jun-2035           $   7,243    $  7,243     $  7,246    $  7,345
-----------------------------------------------------------------------------------------------------------------------
Total FHA Construction Securities and Commitments                        $   7,243    $  7,243     $  7,246    $  7,345
=======================================================================================================================

(1) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(2)   Permanent mortgage maturity date.

(3) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees. Refer to Note 1 of the financial statements for further information.

Ginnie Mae Securities and Commitments (29.9% of net assets)

                                                                Commitment     Face        Amortized
               Interest Rate              Maturity Dates          Amount      Amount          Cost           Value
====================================================================================================================
Single Family       3.50%                Aug-2033-Oct-2033     $           $   25,717      $  25,950     $    25,772
                    3.75%                         Dec-2033                     24,580         24,456          24,598
                    4.00%                         Feb-2033                     10,231         10,316          10,341
                    4.50%                         Nov-2032                     22,997         23,249          23,262
                    5.50%                Jan-2033-Aug-2033                     21,177         21,442          21,216
                    6.00%              Jan-2032 - Jun-2033                     11,884         12,331          12,201
                    6.50%                Jul-2028-Jun-2032                     11,809         12,228          12,390
                    7.00%                Nov-2016-Jan-2030                     20,092         20,611          21,470
                    7.50%                Apr-2013-Aug-2030                     19,542         20,076          21,116
                    8.00%                Nov-2009-Dec-2030                     10,762         11,058          11,743
                    8.50%                Nov-2009-Aug-2027                      6,756          6,919           7,401
                    9.00%                May-2016-Jun-2025                      1,735          1,782           1,906
                    9.50%                Sep-2021-Sep-2030                        723            744             805
                   10.00%                         Jun-2019                          3              3               4
                   12.00%              May-2015 - Jun-2105                          1              1               2
                   13.00%                         Jul-2014                          1              1               2
                   13.25%                         Dec-2014                          1              1               1
--------------------------------------------------------------------------------------------------------------------
                                                                              188,011        191,168         194,230
--------------------------------------------------------------------------------------------------------------------
Multifamily (3)     2.91%                         Aug-2020                      9,908          9,902           9,516
                    4.25%                         Feb-2031                      6,000          5,967           5,802
                    4.43%                         Jun-2034                     75,000         75,152          68,005
                    4.59%                         May-2033                     15,000         15,000          14,616
                    4.78%                         Apr-2034                     34,840         36,639          34,902
                    4.92%                         May-2034                     40,000         40,066          38,131
                    5.01%                         Dec-2025                     12,200         12,093          12,126

See accompanying notes to financial statements.                      (Continued)

                                                  2004 Semi-Annual Report [LOGO]

Schedule of Portfolio Investments

June 30, 2004 (Dollars in thousands; unaudited)

Ginnie Mae Securities and Commitments (29.9% of net assets), continued

                                                           Commitment          Face          Amortized
               Interest Rate            Maturity Dates       Amount           Amount            Cost              Value
=========================================================================================================================
Multifamily (3)     5.05%                      Nov-2028      $              $   32,000       $   32,135        $   31,533
                    5.13%                      Jul-2024                          5,000            5,095             5,098
                    5.18%                      May-2028                         30,000           29,898            29,939
                    5.30%                      Apr-2039                         55,000           54,050            53,863
                    5.32%                      Aug-2030                         35,000           34,845            35,266
                    5.45%                      Jun-2038                          7,288            7,240             7,500
                    5.50%             Jul-2033-Aug-2038                         62,113           64,269            62,623
                    5.68%                      Jul-2027                          5,152            5,350             5,244
                    5.79%                      May-2005 (1)                      7,589            7,700             7,751
                    5.86%                      Oct-2023                         10,000           10,617            10,556
                    5.88%                      Nov-2011                         15,000           15,000            15,858
                    6.00%                      Dec-2042                          3,919            3,872             4,176
                    6.09%                      Jun-2021                          5,000            5,000             5,343
                    6.11%                      Nov-2021                            970              970             1,034
                    6.15%                      Jan-2044                         18,559           18,566            19,888
                    6.33%                      Feb-2005 (1)                     18,128           18,212            18,128
                    6.34%                      Aug-2023                          3,464            3,464             3,709
                    6.50%                      Dec-2039                          3,507            3,507             3,771
                    6.54%                      Dec-2004 (1)                     13,552           13,744            13,750
                    6.56%                      Jun-2037 (2)                     38,286           38,754            41,797
                    6.63%             Oct-2033-Dec-2038                         27,711           27,566            29,949
                    6.69%                      Jun-2040                          5,514            5,507             5,992
                    6.70%                      Jan-2044                         30,439           30,327            33,798
                    6.75%             Jun-2023-Jul-2043                         18,404           19,606            20,391
                    6.93%                      Mar-2044                         33,100           33,144            35,866
                    7.00%                      Jun-2043                         66,259           66,258            73,147
                    7.23%                      Jun-2041                          8,066            7,857             9,066
                    7.38%                      Mar-2042                          6,630            6,655             7,539
                    7.45%                      Jun-2042                          9,622            9,622            10,951
                    7.50%             Apr-2038-Jan-2042                         32,104           31,761            35,652
                    7.57%                      Feb-2042                          2,541            2,541             2,790
                    7.70%                      Mar-2042                         20,719           20,472            23,755
                    7.80%                      Jul-2039                         18,817           18,825            21,049
                    7.88%                      Nov-2036                            879              879               901
                    8.15%                      Nov-2025                          3,575            3,555             3,945
                    8.75%                      Dec-2026                          4,116            4,116             4,147
-------------------------------------------------------------------------------------------------------------------------
                                                                               850,971          855,798           878,863
-------------------------------------------------------------------------------------------------------------------------
Forward Commitments
                    5.85%                      Nov-2036         4,413               --               --               226
                    7.50%                      Apr-2044        23,300               --               67               233
-------------------------------------------------------------------------------------------------------------------------
                                                               27,713               --               67               459
-------------------------------------------------------------------------------------------------------------------------
Total Ginnie Mae Securities and Commitments                  $ 27,713       $1,038,982       $1,047,033        $1,073,552
=========================================================================================================================

(1)   Date the HIT is required to sell securities to bond trustee.

(2) This security is held in a segregated account as collateral for the Trust's secured bank line of credit.

(3) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees. Refer to Note 1 of the financial statements for further information.

      See accompanying notes to financial statements.

[LOGO] AFL-CIO Housing Investment Trust

Schedule of Portfolio Investments

June 30, 2004 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities and Commitments (5.2% of net assets)

                Interest Rates (1)                                 Commitment
           Permanent       Construction   Maturity Date (2)          Amount        Face Amount   Amortized Cost     Value
==========================================================================================================================
Multifamily (3)
              5.10%            2.25%           Sep-2045            $   7,230        $   7,230      $    7,243    $   6,902
              5.20%            3.45%           Jan-2045               21,139           21,139          21,215       20,667
              4.63%            4.63%           Dec-2044                6,178            5,790           5,832        5,409
              4.88%            4.88%           Jul-2046               35,000           11,718          11,898       10,086
              4.95%            4.95%           Jan-2045               11,200            5,936           6,121        5,533
              4.65%            5.00% (4)       Oct-2045               28,901            8,582           7,333        7,065
              5.18%            5.18%           Mar-2045                6,000            3,959           3,981        3,878
              5.19%            5.19%           Oct-2045               11,880            2,479           2,538        2,169
              5.21%            5.21%           Jan-2045                5,842            2,117           2,121        2,043
              5.35%            5.35%           Dec-2044                8,800            8,800           8,809        8,827
              5.55%            5.55%           Mar-2045                9,279            2,979           2,981        3,010
              5.71%            5.71%           Apr-2045                7,530            5,179           5,181        5,351
              5.25%            5.95%           Feb-2031               42,100            8,278           8,176        6,786
              6.00%            6.00%           Sep-2044               25,635           18,983          18,601       20,255
              6.60%            6.60%           May-2043               17,793           16,296          15,888       17,892
              7.75%            7.25%           Aug-2033               51,779           51,780          51,532       60,097
--------------------------------------------------------------------------------------------------------------------------
                                                                     296,286          181,245         179,450      185,970
--------------------------------------------------------------------------------------------------------------------------
Forward Commitments
              5.35%            5.35%           Sep-2045               11,400               --             174         (283)
              5.75%            5.75%           Jan-2046               28,083               --             (85)         223
              6.22%            5.75%           Aug-2033               14,599               --              --          705
              5.85%            5.85%           Jun-2046                2,250               --              --           30
              6.00%            6.00%           May-2046                3,909               --              --           98
--------------------------------------------------------------------------------------------------------------------------
                                                                      60,241               --              89          773
--------------------------------------------------------------------------------------------------------------------------

Total Ginnie Mae Construction Securities and
Commitments                                                        $ 356,527        $ 181,245      $  179,539    $ 186,743
==========================================================================================================================

(1) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(2)   Permanent mortgage maturity date.

(3) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees. Refer to Note 1 of the financial statements for further information.

(4) Prior to December 20, 2005, this investment is a mortgage-backed security guaranteed by the Government National Mortgage Association ("GNMA-MBS"). From and after December 20, 2005, the investment will be a tax-exempt bond collateralized by the GNMA-MBS.

      See accompanying notes to financial statements.

                                                  2004 Semi-Annual Report [LOGO]

Schedule of Portfolio Investments

June 30, 2004 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments (34.0% of net assets)

                  Interest Rate              Maturity Dates          Face Amount     Amortized Cost          Value
======================================================================================================================
Single Family         3.13%                         Sep-2033         $     7,658      $      7,587        $      7,633
                      3.39%                         Sep-2033               3,595             3,634               3,596
                      3.75%                         Aug-2033              21,450            21,015              21,190
                      4.00%                         Jul-2033              21,253            21,432              21,148
                      4.30%                Feb-2033-Aug-2033              24,131            24,171              24,226
                      4.34%                         May-2033              14,690            14,798              14,746
                      4.50%                Jun-2018-May-2033              37,713            38,353              37,383
                      5.00%                Jul-2018-Jan-2019              76,572            77,824              76,744
                      5.50%                Jul-2017-Jun-2034             174,244           176,641             174,651
                      6.00%                Jan-2006-Jul-2034             123,706           126,874             127,897
                      6.50%                Nov-2016-Nov-2032              58,094            59,629              60,707
                      7.00%                Nov-2013-Jun-2032              21,413            21,733              22,678
                      7.50%                Nov-2016-Sep-2031               6,426             6,384               6,901
                      8.00%                Jan-2007-May-2031               4,913             4,994               5,253
                      8.50%                Nov-2009-Apr-2031               3,464             3,539               3,720
                      9.00%                Jul-2009-May-2025               1,171             1,182               1,269
                      9.50%                         Aug-2004                  --                --                   1
----------------------------------------------------------------------------------------------------------------------
                                                                         600,493           609,790             609,743
----------------------------------------------------------------------------------------------------------------------
Multifamily (1)       3.81%                         Nov-2012               8,935             8,935               8,711
                      4.10%                         Jun-2027               2,498             2,498               2,357
                      4.55%                         Oct-2033               5,353             5,417               5,010
                      4.66%                Jul-2021-Sep-2033               8,972             9,129               8,464
                      4.77%                         Apr-2012               3,280             3,394               3,333
                      4.78%                         Aug-2018               3,956             4,018               3,721
                      4.88%                         Sep-2011              23,889            24,044              24,444
                      4.90%                         Jul-2033               5,188             5,301               4,796
                      5.14%                         Jan-2018               8,065             8,430               7,887
                      5.15%                Sep-2017-Oct-2022              23,745            23,879              23,226
                      5.16%                         Dec-2011              14,085            14,243              14,531
                      5.23%                Mar-2018-Apr-2021               4,961             5,140               4,885
                      5.24%                         Dec-2012               2,213             2,223               2,305
                      5.34%                         Apr-2012                 310               323                 317
                      5.35%                         Dec-2012               5,960             5,985               6,187
                      5.43%                         May-2021               3,558             3,668               3,567
                      5.44%                         Sep-2013               2,128             2,166               2,206
                      5.45%                         May-2033               3,382             3,434               3,285
                      5.58%                         Jan-2021               3,883             3,943               3,917
                      5.60%                         Oct-2022 (2)           9,726             9,444               9,937
                      5.63%                         Nov-2033              20,055            20,122              19,828
                      5.70%                         May-2011                 847               902                 891
                      5.77%                         Nov-2021              16,884            17,122              17,229
                      5.80%                         Jan-2033              35,146            35,647              35,422
                      5.84%                         Aug-2010               5,304             5,548               5,539
                      5.85%                         Oct-2008                 972             1,035               1,021
                      5.88%                         Nov-2027               3,536             3,619               3,598
                      5.96%                         Jan-2029                 512               524                 521
                      6.13%                         Dec-2016               3,828             4,241               4,035
                      6.15%                         Oct-2032               3,841             3,963               3,984
                      6.22%                         Aug-2032               1,965             2,044               2,049
                      6.25%                         Dec-2013               2,128             2,192               2,301
                      6.27%                         Jan-2012               2,199             2,250               2,400
                      6.35%                         Mar-2020 (3)          11,750            11,757              12,290
                      6.35%                Jun-2020-Aug-2032              27,766            29,297              29,450
                      6.39%                         Apr-2019               1,070             1,170               1,148
                      6.41%                         Aug-2013               2,046             2,219               2,179
                      6.42%                Apr-2011-Aug-2013               7,381             8,053               7,888

Footnotes appear at end of table.                                    (Continued)

See accompanying notes to financial statements.

[LOGO] AFL-CIO Housing Investment Trust

Schedule of Portfolio Investments

June 30, 2004 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments (34.0% of net assets), continued

                 Interest Rate            Maturity Dates       Face Amount        Amortized Cost          Value
=================================================================================================================
Multifamily (1)      6.44%              Apr-2014-Dec-2018      $    48,888         $    49,668        $    53,307
                     6.50%                       Jun-2016            3,288               3,292              3,604
                     6.52%                       Jul-2008            2,463               2,463              2,604
                     6.53%                       May-2030           10,752              10,788             11,347
                     6.63%              Jun-2018-Apr-2019            2,887               2,920              3,135
                     6.65%                       Aug-2007              520                 524                550
                     6.70%                       Jan-2011            2,572               2,807              2,804
                     6.74%                       Aug-2007            3,400               3,721              3,657
                     6.80%                       Jul-2016            1,068               1,068              1,187
                     6.85%                       Mar-2029            8,000               8,832              8,458
                     6.90%                       Jun-2007           14,967              15,423             16,044
                     6.94%                       Aug-2007            8,430               8,646              9,150
                     7.01%                       Apr-2031            3,655               3,700              4,004
                     7.04%                       Jun-2014 (4)        7,418               7,431              8,384
                     7.07%                       Feb-2031           18,475              18,927             20,282
                     7.16%                       Jan-2022            5,406               5,536              5,686
                     7.18%                       Aug-2016              652                 652                736
                     7.20%              Apr-2010-Aug-2029           10,114               9,831             11,172
                     7.25%              Nov-2011-Jul-2012            9,389               9,389              9,829
                     7.30%                       May-2010           22,905              23,703             25,202
                     7.37%                       Jan-2013              398                 404                408
                     7.38%              Jun-2014-Nov-2018           32,286              34,894             34,649
                     7.46%                       Aug-2029           10,083              11,618             11,292
                     7.50%              Dec-2014-Feb-2024           24,437              26,988             26,484
                     7.71%                       Feb-2010            9,592               9,744             10,537
                     7.75%              Dec-2012-Dec-2024            4,609               4,611              5,159
                     8.00%              Nov-2019-May-2020            6,339               6,324              6,501
                     8.13%              Sep-2012-Aug-2020           10,056              10,036             10,790
                     8.38%                       Jan-2022            1,022               1,025              1,122
                     8.40%                       Jul-2023              553                 544                645
                     8.50%              Sep-2006-Sep-2026            6,441               6,996              7,423
                     8.63%                       Sep-2028            7,034               7,034              8,293
                     9.13%                       Sep-2015            3,398               3,387              3,595
                     9.25%                       Jun-2018            4,679               4,670              5,106
-----------------------------------------------------------------------------------------------------------------
                                                                   597,493             614,915            628,005
-----------------------------------------------------------------------------------------------------------------
Forward Commitments
                     5.50%                        Various (5)      (15,000)            (14,829)           (14,953)
-----------------------------------------------------------------------------------------------------------------
                                                                   (15,000)            (14,829)           (14,953)
-----------------------------------------------------------------------------------------------------------------
Total Fannie Mae Securities and Commitments                    $ 1,182,986         $ 1,209,876        $ 1,222,795
=================================================================================================================

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees. Refer to note 1 of the financial statements for further information.

(2) During construction the investment is a participation in the construction loan which is secured by a letter of credit from LaSalle Bank National Association; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(3) During construction the investment is a participation in the construction loan which is secured by a repurchase guaranty from the Bank of America; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(4) During construction the investment is a participation in the construction loan which is secured by a letter of credit from Federal Home Loan Bank of Des Moines; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(5) Represents to be announced ("TBA") securities, securities the Trust agreed to sell for which the specific securities have not yet been identified.

      See accompanying notes to financial statements.

                                                  2004 Semi-Annual Report [LOGO]

Schedule of Portfolio Investments

June 30, 2004 (Dollars in thousands; unaudited)

Freddie Mac Securities (6.8% of net assets)

                 Interest Rate          Maturity Dates          Face Amount   Amortized Cost      Value
=========================================================================================================
Single Family         4.30%                     Jun-2033         $    8,820     $    8,786      $   8,793
                      4.50%            Aug-2018-Feb-2019             33,155         33,342         32,441
                      5.00%            Jan-2019-Feb-2019             21,884         22,464         21,939
                      5.50%            Oct-2017-Apr-2033             11,489         12,024         11,768
                      6.00%            Apr-2005-Feb-2034            112,287        115,724        114,973
                      6.50%            Dec-2006-Aug-2032             24,523         24,853         25,713
                      7.00%            Mar-2011-Mar-2030              7,073          7,048          7,525
                      7.50%            Jul-2010-Apr-2031              7,195          7,154          7,718
                      8.00%            May-2008-Feb-2030              4,183          4,195          4,433
                      8.50%            Jun-2010-Jan-2025              3,101          3,132          3,312
                      9.00%            Sep-2010-Mar-2025                695            710            747
---------------------------------------------------------------------------------------------------------
                                                                    234,405        239,432        239,362
---------------------------------------------------------------------------------------------------------
Multifamily (1)
                      8.00%                     Feb-2009              4,732          4,737          4,766
---------------------------------------------------------------------------------------------------------
                                                                      4,732          4,737          4,766
---------------------------------------------------------------------------------------------------------
Total Freddie Mac Securities                                     $  239,137     $  244,169      $ 244,128
=========================================================================================================

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees. Refer to Note 1 of the financial statements for further information.

Government Sponsored Entities Notes (2.7% of net assets)

Issuer            Interest Rate              Maturity Date      Face Amount   Amortized Cost       Value
=========================================================================================================
Fannie Mae            2.25%                     May-2006         $   15,045     $   15,179      $  14,865
Fannie Mae            2.50%                     Jun-2006             45,000         44,649         44,590
Fannie Mae            4.13%                     Apr-2014              5,000          4,540          4,603
Fannie Mae            4.38%                     Jul-2013             15,000         14,997         14,060
Fannie Mae            5.50%                     Jul-2012             20,000         20,395         20,149
---------------------------------------------------------------------------------------------------------
Total Government Sponsored Entities Notes                        $  100,045     $   99,760      $  98,267
=========================================================================================================

United States Treasury Notes (12.8% of net assets)

                  Interest Rate         Maturity Dates          Face Amount   Amortized Cost      Value
=========================================================================================================
                      1.13%                     Jun-2005         $   20,000     $   19,859      $  19,816
                      1.50%                     Jul-2005             45,000         44,994         44,698
                      1.63%            Mar-2005-Oct-2005            130,000        129,894        129,249
                      1.75%                     Dec-2004             40,000         40,008         40,006
                      1.88%            Dec-2005-Jan-2006             60,000         60,221         59,444
                      2.00%                     May-2006             15,000         14,925         14,824
                      2.25%            Apr-2006-Feb-2007             40,000         40,162         39,476
                      2.63%                     Mar-2009             15,000         14,664         14,273
                      3.13%                     Apr-2009             48,000         48,238         47,216
                      3.25%                     Aug-2007             21,100         21,426         21,120
                      3.50%                     Nov-2006              2,085          2,165          2,112
                      4.00%                     Feb-2014              2,000          1,881          1,906
                      6.75%                     May-2005              1,900          1,997          1,977
                      7.50%                     Feb-2005             20,000         20,702         20,703
                     10.75%                     Aug-2005              1,750          1,938          1,916
---------------------------------------------------------------------------------------------------------
Total United States Treasury Notes                               $  461,835     $  463,074      $ 458,736
=========================================================================================================

See accompanying notes to financial statements.

[LOGO] AFL-CIO Housing Investment Trust

Schedule of Portfolio Investments

June 30, 2004 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (0.2% of net assets)

Issuer                      Interest Rate        Maturity Date      Face Amount     Amortized Cost      Value
===============================================================================================================
Multifamily (1)

MA Housing Finance Agency         8.00%             Jan-2026          $   4,550        $   4,545      $   4,713
MA Housing Finance Agency         8.63%             Jan-2013                370              375            411
MA Housing Finance Agency         9.00%             Jan-2025                908              908            933
---------------------------------------------------------------------------------------------------------------
Total State Housing Finance Agency Securities                         $   5,828        $   5,828      $   6,057
===============================================================================================================

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Board. Refer to Note 1 of the financial statements for further information.

Other Mutifamily Investments and Commitments(1) (0.1% of net assets)

     Interest Rates (2)                                Commitment
Permanent      Construction    Maturity Dates (3)        Amount         Face Amount   Amortized Cost      Value
==================================================================================================================
Multifamily Construction/Permanent Mortgages
   7.63%            N/A                 Jan-2011        $    813        $       579     $       579    $       617
   8.13%            N/A                 Aug-2005           1,016                195             190            195
   8.63%            N/A                 Jun-2025              --              1,331           1,331          1,331
   9.50%            N/A      Aug-2012 - Apr-2024              --              1,966           1,966          1,966
------------------------------------------------------------------------------------------------------------------
                                                           1,829              4,071           4,066          4,109
------------------------------------------------------------------------------------------------------------------
Privately Insured Construction/Permanent Mortgage
   5.95%           5.95%                Mar-2044           4,400 (4)          4,400           4,418          4,314
   6.15%           6.15%                Feb-2045           1,600 (4)          1,600           1,600          1,684
------------------------------------------------------------------------------------------------------------------
                                                           6,000              6,000           6,018          5,998
------------------------------------------------------------------------------------------------------------------
Total Other Multifamily Investments and
Commitments                                             $  7,829        $    10,071     $    10,084    $    10,107
==================================================================================================================
==================================================================================================================
Total Long-Term Investments                                             $ 3,400,509     $ 3,439,332    $ 3,492,509
==================================================================================================================

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees. Refer to Note 1 of the financial statements for further information.

(2) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(3)   Permanent mortgage maturity date.

(4)   Loan insured by Ambac Assurance Corporation.

      See accompanying notes to financial statements.

                                                  2004 Semi-Annual Report [LOGO]

Schedule of Portfolio Investments

June 30, 2004 (Dollars in thousands; unaudited)

Short-term Investments (1.7% of net assets)

Description                 Maturity Date    Interest Rate    Face Amount    Amortized Cost        Value
===========================================================================================================
Repurchase Agreement
Amalgamated Bank (1)          July 2004          1.00%         $    2,000       $    2,000       $    2,000
-----------------------------------------------------------------------------------------------------------
                                                                    2,000            2,000            2,000
-----------------------------------------------------------------------------------------------------------

Commercial Paper
Discount Paper                Various (2)      Various (3)         58,060           58,049           58,050
-----------------------------------------------------------------------------------------------------------
                                                                   58,060           58,049           58,050
-----------------------------------------------------------------------------------------------------------

Certificate of Deposit
Shore Bank - Pacific          July 2004          1.77%                100              100              100
-----------------------------------------------------------------------------------------------------------
                                                                      100              100              100
-----------------------------------------------------------------------------------------------------------

===========================================================================================================
Total Short-Term Investments                                   $   60,160       $   60,149       $   60,150
===========================================================================================================

===========================================================================================================
Total Investments                                              $3,460,669       $3,499,481       $3,552,659
===========================================================================================================

(1) This instrument was purchased in June 2004. The Trust will receive $2,001,644 upon maturity. The underlying collateral of the repurchase agreement is a Ginnie Mae security with a market value of $2,065,077.

(2) The Trust holds commercial paper with varying maturity dates as part of its short-term cash management strategy. At June 30, 2004, the maturity dates ranged from July 1, 2004 - July 21, 2004.

(3) The Trust's commercial paper holdings are discount paper with no stated interest rates; yields on the investments ranged between 1.15% and 1.45% as of June 30, 2004.

      See accompanying notes to financial statements.

[LOGO] AFL-CIO Housing Investment Trust

Statement of Operations

For the Six Months Ended June 30, 2004 (Dollars in thousands; unaudited)

Investment Income         FHA permanent securities                                                 $   6,960
                          FHA construction securities                                                    210
                          Ginnie Mae securities                                                       26,453
                          Ginnie Mae construction securities*                                          5,611
                          Fannie Mae securities*                                                      35,488
                          Freddie Mac securities                                                       5,822
                          Government Sponsored Entities Notes                                          1,412
                          United States Treasury Notes                                                 2,759
                          State Housing Finance Agency securities                                        248
                          Other multifamily investments                                                  361
                          Short-term investments                                                         632
------------------------------------------------------------------------------------------------------------
                          Total Income                                                             $  85,956
------------------------------------------------------------------------------------------------------------
Expenses                  Officer salaries and fringe benefits                                     $   1,174
                          Other salaries and fringe benefits                                           3,245
                          Legal fees                                                                     198
                          Consulting fees                                                                120
                          Auditing, tax and accounting fees                                              130
                          Insurance                                                                      174
                          Marketing and sales promotion (12b-1)                                          284
                          Investment management                                                          243
                          Trustee expenses                                                                24
                          Rental expenses                                                                334
                          General expenses                                                               899
------------------------------------------------------------------------------------------------------------
                          Total Expenses                                                           $   6,825
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                              $  79,131
------------------------------------------------------------------------------------------------------------
                          Net realized gain on investments                                         $     288
                          Net change in unrealized appreciation (depreciation) on investments        (71,534)
------------------------------------------------------------------------------------------------------------
Realized and Unrealized Net Losses on Investments                                                  $ (71,246)
============================================================================================================
Net Increase in Net Assets Resulting from Operations                                               $   7,885
============================================================================================================

*     Including forward commitments.

      See accompanying notes to financial statements.

                                                  2004 Semi-Annual Report [LOGO]

Statements of Changes in Net Assets

(Dollars in thousands)

                                                                                             Six Months Ended
                                                                                               June 30, 2004,       Year Ended
                                                                                                 unaudited       December 31, 2003
==================================================================================================================================
Increase In Net Assets From Operations
       Net investment income                                                                    $    79,131         $   163,446
       Net realized gain on investments                                                                 288              48,588
       Net change in unrealized appreciation (depreciation) on investments                          (71,534)            (84,342)
-------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                                           7,885             127,692
-------------------------------------------------------------------------------------------------------------------------------

Decrease In Net Assets From Distributions
       Distributions paid to participants or reinvested from:
       Net investment income                                                                        (79,131)           (163,446)
       Net realized gains on investments                                                                 --             (48,588)
-------------------------------------------------------------------------------------------------------------------------------
       Net decrease in net assets from distributions                                                (79,131)           (212,034)
-------------------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets From Unit Transactions
       Proceeds from the sale of units of participation                                              63,871             290,936
       Dividend reinvestment of units of participation                                               71,696             191,791
       Payments for redemption of units of participation                                            (78,868)            (72,009)
-------------------------------------------------------------------------------------------------------------------------------
       Net increase from unit transactions                                                           56,699             410,718
-------------------------------------------------------------------------------------------------------------------------------
       Total (decrease) increase in net assets                                                      (14,547)            326,376
       Net assets at beginning of period                                                          3,608,139           3,281,763
===============================================================================================================================
       Net Assets at End of Period                                                              $ 3,593,592         $ 3,608,139
===============================================================================================================================

Unit Information
       Units sold                                                                                    57,142             252,914
       Distributions reinvested                                                                      63,992             168,434
       Units redeemed                                                                               (69,241)            (62,724)
===============================================================================================================================
       Increase in Units Outstanding                                                                 51,893             358,624
===============================================================================================================================

See accompanying notes to financial statements.

[LOGO] AFL-CIO Housing Investment Trust

Notes to Financial Statements; unaudited

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Prospectus and Statement of Additional Information.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted U.S. accounting principles.

Investment Valuation

Net asset value per share (NAV calculation) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities investments, U.S. Agency debt and U.S. Treasury securities) are valued by an independent pricing service, using published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities investments, mortgage securities and construction mortgage securities) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discounts and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or un-funded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which constitutes fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

Use of Estimates

The preparation of financial statements in conformity with generally accepted U.S. accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                                                  2004 Semi-Annual Report [LOGO]

Notes to Financial Statements; unaudited

Federal Income Taxes

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

Distributions to Participants

At the end of each calendar month, pro rata distribution is made to participants of the net investment income earned during the preceding month. Amounts distributable, but not disbursed, as of the balance sheet date are classified as income distribution payable.

Participants redeeming their investments are paid their pro rata share of undistributed net income accrued through the month-end of redemption.

The Trust offers an income reinvestment plan that permits current participants automatically to reinvest their income distribution into Trust units of participation. Total reinvestment was over 90 percent of distributable income for the six months ended June 30, 2004.

Investment Transactions and Income

Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

12b-1 Plan of Distribution

The Board of Trustees annually approves a 12b-1 Plan of Distribution to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related service and distribution activities (12b-1 expenses). For the year ended December 31, 2004, the Trust may pay for 12b-1 expenses in an amount up to $600,000 or 0.05 percent of its average monthly net assets on an annualized basis, whichever is greater. During the six months ended June 30, 2004, the Trust incurred approximately $284,000 of 12b-l expenses.

Receivables for Investments Sold

Receivables for Investments Sold represents investments that were sold prior to June 30, 2004, which settled subsequent to June 30, 2004.

Payables for Investments Purchased

Payables for Investments Purchased represents investments that were purchased prior to June 30, 2004, which settled subsequent to June 30, 2004.

[LOGO] AFL-CIO Housing Investment Trust

Notes to Financial Statements; unaudited

Note 2. Investment Risks

Interest Rate Risk

As with any fixed-income investment, the market value of the Trust's investments will fall below the principal amount of those investments at times when market interest rates rise above the interest rates of the investments. Rising interest rates may also reduce prepayment rates, causing the average life of the Trust's investments to increase. This could in turn further reduce the value of the Trust's portfolio.

Prepayment and Extension Risk

The Trust invests in certain fixed income securities whose value is derived from an underlying pool of mortgage loans. Generally, the market value of the Trust's investments will rise at times when market interest rates fall below the interest rates on the investments. However, at such times, some borrowers may prepay the mortgage loans backing the Trust's securities more quickly than might otherwise be the case. In such event, the Trust may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the Trust's securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk.

When market interest rates rise above the interest rates of the Trust's investments, the prepayment rate of the mortgage loans backing the Trust's securities may decrease, causing the average maturity of the Trust's investments to lengthen. This may increase the Trust's portfolio's sensitivity to rising rates and reduce the value of the Trust's portfolio.

Note 3. Transactions with Related Entities

During the six months ended June 30, 2004, the Trust provided the time of certain personnel to the AFL-CIO Investment Trust Corporation (ITC), a D.C. non-profit corporation, on a cost-reimbursement basis. During the six months, certain employees of the Trust also served as officers of the ITC. The total cost for such personnel and related expenses for the six months ended June 30, 2004 amounted to approximately $772,000. During the six months ended June 30, 2004, the Trust was reimbursed for approximately $644,000 of current year costs. As of June 30, 2004, approximately $128,000 is included within the accounts receivable in the accompanying financial statements for amounts outstanding under the arrangement.

The ITC provided the time of certain personnel to the Trust on a cost-reimbursement basis. The total cost for such personnel and related expenses for the six months ended June 30, 2004 was approximately $17,000. During the six months ended June 30, 2004, the Trust paid the ITC approximately $15,000 of current costs.

Note 4. Commitments

Certain assets of the Trust are invested in short-term investments until they are required to fund purchase commitments for long-term investments. As of June 30, 2004, the Trust had outstanding unfunded purchase commitments of approximately $205.8 million. The Trust maintains a reserve, in the form of securities, no less than the total of the outstanding unfunded purchase commitments, less short-term investments. As of June 30, 2004, the value of the publicly traded mortgage-backed securities maintained for the reserve in a segregated account was approximately $3.2 billion.

The commitment amounts disclosed on the Schedule of Portfolio Investments represent the original commitment amount, which includes both funded and unfunded commitments.

                                                  2004 Semi-Annual Report [LOGO]

Notes to Financial Statements; unaudited

Note 5. Investment Transactions

A summary of investment transactions (excluding short-term investments and U.S. Treasury Notes) for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the six months ended June 30, 2004, follows (dollars in thousands):

                                                                                                               State
                                                                                                 Government   Housing      Other
                        FHA         FHA         Ginnie     Ginnie Mae     Fannie      Freddie    Sponsored    Finance      Multi-
                    Permanent   Construction      Mae     Construction     Mae          Mac       Entities     Agency      family
                    Securities   Securities   Securities   Securities*  Securities*  Securities     Notes    Securities  Investments
====================================================================================================================================
Balance,
January 1, 2004      $221,425      $   --    $   913,624   $ 198,682   $ 1,464,438   $ 169,477    $ 56,688    $ 7,068    $  8,016

Purchases and
insured construction
securities advances,
net of discounts       22,664       7,243        164,014      83,401       395,133     155,237      95,000         --       1,600

Change in discounts
and (premiums)            331           3          1,407        (300)       (6,934)      2,476        (928)       (20)          2

Transfers             (56,838)         --        152,647     (95,298)           --          --          --     (1,115)        604

Principal
reductions/Sales      (14,859)         --       (184,659)     (6,946)     (642,761)    (83,021)    (51,000)      (105)       (138)
---------------------------------------------------------------------------------------------------------------------------------
Balance,
June 30, 2004        $172,723      $7,246    $ 1,047,033   $ 179,539   $ 1,209,876   $ 244,169    $ 99,760    $ 5,828    $ 10,084
=================================================================================================================================

*     Including forward commitments.

Note 6. Federal Taxes

The information set-forth in this footnote is actual information as of December 31, 2003 and will be updated in the Annual Report for December 31, 2004 to coincide with the 2004 tax reporting year-end.

The tax character of distributions paid during the twelve months ended December 31, 2003 was as follows (dollars in thousands):

                                                                         2003
================================================================================
Ordinary investment income - net                                      $  163,446
Long-term capital gains on investments                                    48,588
--------------------------------------------------------------------------------
Total net distributions paid to participants or reinvested            $  212,034
================================================================================

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income                                         $     559
Unrealized appreciation                                                 124,712
Other temporary differences                                                (252)
--------------------------------------------------------------------------------
Total accumulated earnings                                            $ 125,019
================================================================================

[LOGO] AFL-CIO Housing Investment Trust

Notes to Financial Statements; unaudited

Note 7. Retirement and Deferred Compensation Plans

The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multiple employer-defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 16.12% percent of employees' salaries for the six months ended June 30, 2004. The total Trust pension expense for the six months ended June 30, 2004 was approximately $496,000.

The Trust also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits employees to defer the lesser of 100 percent of their total compensation or the applicable IRS limit. The Trust matches dollar for dollar the first $2,900 of each employee's contribution. The Trust's 401(k) contribution for the six months ended June 30, 2004 was approximately $148,000.

Note 8. Bank Securities

The Trust has a secured $12.5 million bank line of credit. A segregated account of Trust-owned securities serves as collateral for the line of credit. As of June 30, 2004, the value of the collateral in the account was approximately $41.8 million. In addition, the Trust has a $12.5 million uncommitted and unsecured line of credit facility. Borrowings under these agreements bear interest at LIBOR plus one-half percent. Both lines of credit mature on June 30, 2005. The Trust had no outstanding balance on either of these facilities during the period. No compensating balances are required.

Note 9. Contractual Obligations

In the ordinary course of business, the Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk or loss to be remote.

                                                  2004 Semi-Annual Report [LOGO]

Financial Highlights

Selected Per Share Data and Ratios for the Six Months Ended June 30, 2004 and the Years Ended December 31, 2003, 2002, 2001, 2000 and 1999

                                       Six Months Ended
                                        June 30, 2004,
                                           unaudited           2003           2002           2001           2000           1999
==================================================================================================================================
Per Share Data
    Net asset value, beginning of period  $  1,125.21      $  1,152.30    $  1,098.40    $  1,085.42    $  1,035.72    $  1,114.08

    Income from investment operations:

    Net investment income                       24.63            54.26          65.19          70.86          72.83          71.65

    Net realized and unrealized gains
    (losses) on investments                    (22.38)          (11.69)         59.15          16.24          49.70         (77.96)

----------------------------------------------------------------------------------------------------------------------------------
    Total Income (Loss) from
    Investment Operations                        2.25            42.57         124.34          87.10         122.53          (6.31)
----------------------------------------------------------------------------------------------------------------------------------

    Less distributions from:

    Investment income-- net                    (24.63)          (54.26)        (65.19)        (70.93)        (72.83)        (71.74)

    Realized gains on investments                  --           (15.40)         (5.25)         (3.19)            --          (0.31)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                        (24.63)          (69.66)        (70.44)        (74.12)        (72.83)        (72.05)
==================================================================================================================================
Net Asset Value, End of Period            $  1,102.83      $  1,125.21    $  1,152.30    $  1,098.40    $  1,085.42    $  1,035.72
==================================================================================================================================

Ratios
    Ratio of expenses
    to average net assets                        0.38%**          0.37%          0.36%          0.37%          0.38%          0.39%

    Ratio of net investment income
    to average net assets                         4.4%**           4.7%           5.8%           6.4%           6.9%           6.7%

    Portfolio turnover rate                      66.8%**          73.1%          64.3%          40.9%          25.9%          31.7%
==================================================================================================================================
Number of Outstanding Units
at End of Period                            3,258,519        3,206,626      2,848,002      2,504,984      2,282,511      2,075,197
==================================================================================================================================
Net Assets, End of Period
(in thousands)                            $ 3,593,592      $ 3,608,139    $ 3,281,763    $ 2,751,482    $ 2,477,482    $ 2,149,327
==================================================================================================================================
Total Return*                                    0.19%**          3.78%         11.64%          8.21%         12.31%         (0.57%)
==================================================================================================================================

*     Net of fund expenses.

**    Amounts are annualized.

      See accompanying notes to financial statements.

                                     [LOGO]

                        AFL-CIO Housing Investment Trust
                          1717 K Street, NW, Suite 707
                              Washington, DC 20036
                                  202-331-8055
                               www.aflcio-hit.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which participants may recommend nominees to the Board of Trustees of the Trust, where those changes were implemented after the Trust last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 9.

Item 10. Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures as of June 30, 2004.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits.

      (a)   (1)   Not applicable.

            (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

            (3)   Not Applicable.

      (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST


By: /s/ Stephen Coyle
    ------------------------------
    Name:  Stephen Coyle
    Title: Chief Executive Officer

Date: September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.


/s/ Stephen Coyle
------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)

Date: September 8, 2004


/s/ Erica Khatchadourian
------------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)

Date: September 8, 2004